CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 254,733	$ 154,444
Voyage Expenses	(74,782)	(70,163)
Vessel Operating Expenses	(32,698)	(31,916)
General and Administrative Expenses	(8,620)	(7,453)
Depreciation Expense	(33,352)	(31,527)
Net Operating Income	105,281	13,385
Interest Income	150	147
Interest Expense	(16,792)	(20,394)
Other Financial Expense	77	(2,479)
Total Other Expenses	(16,565)	(22,726)
Net Income (Loss) Before Income Taxes	88,716	(9,341)
Income Tax Expense	0	0
Net Income (Loss)	$ 88,716	$ (9,341)
Basic Income (Loss) per Share (in dollars per share)	$ 0.60	$ (0.07)
Diluted Income (Loss) per share (in dollars per share)	$ 0.60	$ (0.07)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	147,872,500	141,969,666
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	148,861,500	141,969,666